Loans and advances to customer (Tables)	12 Months Ended
Dec. 31, 2020
Loans And Advances To Customers Line Items
Schedule of detail, by classification, of loans and advances to customers
The detail, by classification, of Loans and advances to customers in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
Financial assets held for trading	296	355	202
Non-trading financial assets mandatorily at fair value through profit or loss	552	386	1,881
Financial assets designated at fair value through profit or loss	24,121	30,761	21,915
Financial assets at fair value through other comprehensive income	9,267	4,440	1,601
Financial assets at amortized cost	881,963	906,276	857,322
Of which:
Impairment losses	(23,595)	(22,242)	(23,307)
	916,199	942,218	882,921
Loans and advances to customers disregarding impairment losses	939,794	964,460	906,228

Schedule of the breakdown of loans and advances to customers
Following is a breakdown of the loans and advances granted to the Group's customers, which reflect the Group's exposure to credit risk in its main activity, without considering the balance of value adjustments for impairment, taking into account the type and situation of the transactions, the geographical area of their residence and the type of interest rate on the transactions:

EUR million
	2020	2019	2018
Loan type and status
Commercial credit	37,459	37,753	33,301
Secured loans	503,014	513,929	478,068
Reverse repurchase agreements	35,702	45,703	32,310
Other term loans	269,143	267,154	265,696
Finance leases	36,251	35,788	30,758
Receivable on demand	7,903	7,714	8,794
Credit cards receivables	19,507	23,876	23,083
Impaired assets	30,815	32,543	34,218
	939,794	964,460	906,228
Geographical area
Spain	215,330	204,810	215,764
European Union (excluding Spain)*	192,988	460,338	411,550
United States and Puerto Rico	93,405	100,152	89,325
Other OECD countries*	338,362	86,327	82,607
South America (non - OECD)	79,629	92,145	87,406
Rest of the world	20,080	20,688	19,576
	939,794	964,460	906,228
Interest rate formula
Fixed rate	550,883	546,619	497,365
Floating rate	388,911	417,841	408,863
	939,794	964,460	906,228
*    The amounts referring to the year 2020 for the United Kingdom have been considered in the line Other OECD countries, instead of in the line European Union (excluding Spain) due to the leaving of the United Kingdom from the European Union (see Note 1.h).

Schedule of loans and advances to customers in detail by activity
Following is a detail, by activity, of the loans to customers at 31 December 2020, net of impairment losses:

EUR million
			Secured loans
			Net exposure		Loan-to-value ratio***
	Total	Without collateral	Of which property collateral	Of which other collatera	Less than or equal to 40%	More than 40% and less than or equal to 60%	More than 60% and less than or equal to 80%	More than 80% and less than or equal to 100%	More than 100%
Public sector	21,227	20,510	216	501	95	78	41	483	20
Other financial institutions (financial business activity)	62,827	20,795	1,291	40,741	845	842	427	39,371	547
Non-financial corporations and individual entrepreneurs (non-financial business activity) (broken down by purpose)	319,853	182,861	63,463	73,529	25,175	24,194	21,678	45,270	20,675
Of which:
Construction and property development	16,804	2,620	9,375	4,809	5,340	4,713	1,538	1,180	1,413
Civil engineering construction	3,300	1,963	280	1,057	113	230	162	731	101
Large companies	167,390	110,387	20,994	36,009	8,775	7,358	9,025	23,111	8,734
SMEs and individual entrepreneurs	132,359	67,891	32,814	31,654	10,947	11,893	10,953	20,248	10,427
Households – other (broken down by purpose)	497,987	92,157	331,210	74,620	84,449	104,187	116,586	61,532	39,076
Of which:
Residential	324,152	1,563	322,100	489	77,764	98,134	108,699	33,426	4,566
Consumer loans	157,118	88,232	1,621	67,265	3,401	3,529	4,837	23,897	33,222
Other purposes	16,717	2,362	7,489	6,866	3,284	2,524	3,050	4,209	1,288
Total*	901,894	316,323	396,180	189,391	110,564	129,301	138,732	146,656	60,318
Memorandum item
Refinanced and restructured transactions**	20,997	5,278	12,327	3,392	2,965	2,640	2,430	2,560	5,124
*    In addition, the Group has granted advances to customers amounting to EUR 14,305 million, bringing the total of loans and advances to EUR 916,199 million.
**    Includes the net balance of the impairment of the accumulated value or accumulated losses in the fair value due to credit risk.
***    The ratio is the carrying amount of the transactions at 31 December 2020 provided by the latest available appraisal value of the collateral.

Schedule of movement of gross exposure by impairment stage
Following is the movement of the gross exposure broken down by impairment stage of loans and advances to customers recognised under "Financial assets at amortised cost" and “Financial assets at fair value through other comprehensive income” during 2020, 2019 and 2018:

2020
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	849,939	50,476	31,837	932,252
Movements
Transfers
Transfer to stage 2 from stage 1	(43,170)	43,170		—
Transfer to stage 3 from stage 1	(5,120)		5,120	—
Transfer to stage 3 from stage 2		(8,734)	8,734	—
Transfer to stage 1 from stage 2	13,459	(13,459)		—
Transfer to stage 2 from stage 3		1,831	(1,831)	—
Transfer to stage 1 from stage 3	578		(578)	—
Net changes on financial assets	53,555	(2,951)	(659)	49,945
Write-offs	—	—	(8,930)	(8,930)
Exchange differences and others	(51,335)	(4,229)	(3,375)	(58,939)
Balance at the end of the year	817,906	66,104	30,318	914,328

2019
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	795,829	52,183	33,461	881,473
Movements
Transfers
Transfer to stage 2 from stage 1	(28,369)	28,369		—
Transfer to stage 3 from stage 1	(4,101)		4,101	—
Transfer to stage 3 from stage 2		(13,240)	13,240	—
Transfer to stage 1 from stage 2	12,436	(12,436)		—
Transfer to stage 2 from stage 3		2,439	(2,439)	—
Transfer to stage 1 from stage 3	488		(488)	—
Net changes on financial assets	61,581	(8,092)	(3,608)	49,881
Write-offs	—	—	(12,593)	(12,593)
Exchange differences and others	12,075	1,253	163	13,491
Balance at the end of the year	849,939	50,476	31,837	932,252

2018
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	746,654	60,304	35,477	842,435
Movements
Transfers
Transfer to stage 2 from stage 1	(31,234)	31,234		—
Transfer to stage 3 from stage 1	(3,980)		3,980	—
Transfer to stage 3 from stage 2		(13,998)	13,998	—
Transfer to stage 1 from stage 2	21,795	(21,795)		—
Transfer to stage 2 from stage 3		4,103	(4,103)	—
Transfer to stage 1 from stage 3	835		(835)	—
Net changes on financial assets	79,727	(5,265)	(1,997)	72,465
Write-offs	—	—	(12,673)	(12,673)
Exchange differences and others	(17,968)	(2,400)	(386)	(20,754)
Balance at the end of the year	795,829	52,183	33,461	881,473

Schedule of impairment loss and allowance for loans and advances to customers
The changes in the impairment losses on the assets making up the balances of financial assets at amortised cost and at fair value through other comprehensive income - Loans and advances - Customers:

EUR million
	2020	2019	2018
Amount at beginning of the year	22,242	23,307	25,936
Impairment losses charged to income for the year	13,385	11,108	10,501
Of which:
Impairment losses charged to profit or loss	20,909	19,192	17,850
Impairment losses reversed with a credit to profit or loss	(7,524)	(8,084)	(7,349)
Change of perimeter	(82)	—	—
Write-off of impaired balances against recorded impairment allowance	(8,930)	(12,593)	(12,673)
Exchange differences and other changes	(3,020)	420	(457)
Amount at end of the year	23,595	22,242	23,307
Which correspond to:
Impaired assets	13,658	13,933	14,906
Other assets	9,937	8,309	8,401
Of which:
Individually calculated	2,679	3,555	4,905
Collective calculated	20,916	18,687	18,402

Schedule of changes in loss allowance and gross carrying amount
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2020	2019	2018
Balance at beginning of the year	2,863	2,671	3,169
Net additions (disposals)	837	221	(324)
Valuation adjustment and other items	(917)	(29)	(174)
Balance at end of year	2,783	2,863	2,671

Schedule of changes in the impairment losses for loans and advances to customers
The detail of the changes in the balance of the financial assets classified as 'Financial assets Loans to customers' considered to be impaired due to credit risk is as follows:

EUR million
	2020	2019	2018
Balance at beginning of year	32,543	34,218	36,280
Net additions	10,577	10,755	10,821
Written-off assets	(8,930)	(12,593)	(12,673)
Changes in the scope of consolidation	(39)	—	177
Exchange differences and other	(3,336)	163	(387)
Balance at end of year	30,815	32,543	34,218

Schedule of financial assets impaired, by geographical location and age
Following is a detail of the financial assets classified as 'Financial assets at amortised cost' and considered to be impaired due to credit risk at 31 December 2020, classified by geographical location of risk and by age of the first maturity of each operation:

EUR million
	With no past-due balances or less than 90 days past due	With balances past due by
		90 to 180 days	180 to 270 days	270 days to 1 year	More than 1 year	Total
Spain	4,520	719	542	679	8,145	14,605
European Union (excluding Spain)*	1,766	353	202	317	2,136	4,774
United States and Puerto Rico	1,306	524	18	31	144	2,023
Other OECD countries*	3,084	1,038	554	140	1,097	5,913
Latin America (non-OECD)	1,766	701	444	314	275	3,500
	12,442	3,335	1,760	1,481	11,797	30,815
*    The amounts referring to the year 2020 for the United Kingdom have been considered in the line Other OECD countries, instead of in the line European Union (excluding Spain) due to the leaving of the United Kingdom from the European Union (see note 1.h).
The detail at 31 December 2019 is as follows:

EUR million
	With no past-due balances or less than 90 days past due	With balances past due by
		90 to 180 days	180 to 270 days	270 days to 1 year	More than 1 year	Total
Spain	4,018	914	686	668	8,608	14,894
European Union (excluding Spain)	2,659	1,169	723	622	2,567	7,740
United States and Puerto Rico	1,725	403	34	21	125	2,308
Other OECD countries	1,426	574	172	124	494	2,790
Latin America (non-OECD)	1,948	932	724	592	615	4,811
	11,776	3,992	2,339	2,027	12,409	32,543

The detail at 31 December 2018 is as follows:

EUR million
	With no past-due balances or less than 90 days past due	With balances past due by
		90 to 180 days	180 to 270 days	270 days to 1 year	More than 1 year	Total
Spain	5,671	780	551	656	8,724	16,382
European Union (excluding Spain)	2,940	1,213	577	519	2,662	7,911
United States and Puerto Rico	1,906	531	30	31	178	2,676
Other OECD countries	1,414	498	143	162	520	2,737
Latin America (non-OECD)	1,221	1,145	782	561	803	4,512
	13,152	4,167	2,083	1,929	12,887	34,218
.
Set forth below for each class of impaired asset are the gross amount, associated allowances and information relating to the collateral and/or other credit enhancements obtained at 31 December 2020:

EUR million
	Gross amount	Allowance recognised	Estimated collateral value*
Without associated real collateral	11,611	7,852	—
With real estate collateral	14,659	3,687	10,348
With other collateral	4,545	2,119	1,759
Total	30,815	13,658	12,107
*Including the estimated value of the collateral associated with each loan. Accordingly, any other cash flows that may be obtained, such as those arising from borrowers’ personal guarantees, are not included.

Schedule of past-due loans classified as standard
In addition, at 31 December 2020, there were amounts receivable that were past due by 90 days or less, the detail of which, by age of the oldest past-due amount, is as follows:

EUR million
	Less than 1 month	1 to 2 months	2 to 3 months
Loans and advances to customers	1,232	337	311
Of which public sector	1	—	—
Total	1,232	337	311

Schedule of the breakdown of the securitized loans, by type of original financial instrument, and of the securitized loans derecognized because the stipulated requirements were met

EUR million
	2020	2019	2018
Retained on the balance sheet	88,662	93,553	88,767
Of which
Securitised mortgage assets	30,145	31,868	33,900
Of which: UK assets	9,034	13,002	13,519
Other securitised assets	58,517	61,685	54,867
Total*	88,662	93,553	88,767
*Note 22 details the liabilities associated with these securitisation transactions.

Financial assets at amortized cost
Loans And Advances To Customers Line Items
Schedule of changes in loss allowance and gross carrying amount	Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2020, 2019 and 2018:

2020
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,835	4,474	13,933	22,242
Transfers
Transfer to stage 2 from stage 1	(1,040)	2,880		1,840
Transfer to stage 3 from stage 1	(255)		2,386	2,131
Transfer to stage 3 from stage 2		(971)	2,066	1,095
Transfer to stage 1 from stage 2	294	(976)		(682)
Transfer to stage 2 from stage 3		303	(727)	(424)
Transfer to stage 1 from stage 3	53		(138)	(85)
Net changes of the exposure and modifications in the credit risk	1,966	535	7,009	9,510
Write-offs	—	—	(8,930)	(8,930)
FX and other movements	(588)	(573)	(1,941)	(3,102)
Loss allowance at the end of the year	4,265	5,672	13,658	23,595

2019
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,658	4,743	14,906	23,307
Transfers
Transfer to stage 2 from stage 1	(964)	3,235		2,271
Transfer to stage 3 from stage 1	(214)		1,296	1,082
Transfer to stage 3 from stage 2		(3,065)	5,612	2,547
Transfer to stage 1 from stage 2	301	(1,048)		(747)
Transfer to stage 2 from stage 3		381	(817)	(436)
Transfer to stage 1 from stage 3	29		(123)	(94)
Net changes of the exposure and modifications in the credit risk	1,119	(182)	5,548	6,485
Write-offs	—	—	(12,593)	(12,593)
FX and other movements	(94)	410	104	420
Loss allowance at the end of the year	3,835	4,474	13,933	22,242

2018
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,349	5,079	16,507	25,935
Transfers
Transfer to stage 2 from stage 1	(1,173)	3,854		2,681
Transfer to stage 3 from stage 1	(279)		1,264	985
Transfer to stage 3 from stage 2		(1,971)	4,528	2,557
Transfer to stage 1 from stage 2	438	(1,656)		(1,218)
Transfer to stage 2 from stage 3		435	(1,264)	(829)
Transfer to stage 1 from stage 3	84		(173)	(89)
Net changes of the exposure and modifications in the credit risk	304	(961)	7,070	6,413
Write-offs	—	—	(12,673)	(12,673)
FX and other movements	(65)	(37)	(353)	(455)
Loss allowance at the end of the year	3,658	4,743	14,906	23,307